Shareholders' Equity (Details) - USD ($)									6 Months Ended
		Jun. 16, 2025	Jun. 13, 2025	Mar. 12, 2025	Sep. 17, 2024	Feb. 05, 2024	Dec. 13, 2023	Apr. 03, 2023	Jun. 30, 2025	Dec. 31, 2024	Sep. 13, 2024
Shareholders’ Equity [Line Items]
Stock split, description									Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Sale of stock, description									(i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Ordinary shares, par value (in Dollars per share)	[1]								$ 0.08	$ 0.08
Ordinary shares, shares issued	[1]								643,411	341,247
Number of units			200,000
Price per unit (in Dollars per share)			$ 40
Number of shares registered			1,337,500
Ordinary shares, shares authorized	[1]								62,500,000	62,500,000
Ordinary shares, shares outstanding	[1]								643,411	341,247
After-tax net income percentage									10.00%
Percentage of entity's registered capital									50.00%
Statutory reserves (in Dollars)									$ 661,924	$ 661,924
Total restricted net assets (in Dollars)									$ 6,303,836	$ 3,516,301
Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)			$ 42
Common Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued										73,677
Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares			1
Warrants outstanding									200,000
Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants exercised									21,795
Warrants to purchase shares			1
Warrants outstanding									178,205
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)				$ 50,000
Ordinary shares, par value (in Dollars per share)									$ 0.08	$ 0.08
Ordinary shares, shares issued									572,536	270,372
Purchase of shares									848
Price per share (in Dollars per share)									$ 320
Shares converted						3,375
Warrants to purchase shares											112,253
Number of shares in a unit			1
Share issued			937,500						200,000
Shares were issued upon exercised									102,164
Ordinary shares, shares authorized									55,000,000	55,000,000
Ordinary shares, shares outstanding									572,536	270,372
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants exercised							441
Class A Ordinary Shares [Member] | Common Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares											112,253
Exercise price of warrants (in Dollars per share)											$ 77.76
Warrant exercise terms											1 year
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares			1
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants exercised									136,955
Warrants to purchase shares			1
Share issued									641,977
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.08	$ 0.08
Ordinary shares, shares issued									70,875	70,875
Shares converted						3,375
Ordinary shares, shares authorized									7,500,000	7,500,000
Ordinary shares, shares outstanding									70,875	70,875
IPO [Member]
Shareholders’ Equity [Line Items]
Public offering price (in Dollars per share)											$ 64.8
Gross proceeds (in Dollars)		$ 8,000,000			$ 7,300,000
Net proceeds (in Dollars)								$ 12,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.001
Ordinary shares, shares issued											112,253
Public offering price (in Dollars per share)								$ 320
Gross proceeds (in Dollars)								$ 13,600,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued				600,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Divided shares				44,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.08	$ 0.001
Issuance of ordinary shares in initial public offerings, gross	[2]								200,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)				$ 5,000,000
Divided shares				4,400,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.001
Ordinary shares, shares issued				6,000,000
Ordinary Shares [Member] | IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares in initial public offerings, gross								42,375

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)
[2]	Retrospectively restated for effect of the reverse split on August 18, 2025 (see Note 14)